UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2014

                                                                      (Form N-Q)

48458-0215                                   (C)2015, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

December 31, 2014 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)   Principal and interest payments are insured by one of the following:
        ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., or Wells Fargo Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the Texas Permanent School Fund.

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PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA     Economic Development Authority
EDC     Economic Development Corp.
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
IDB     Industrial Development Board
ISD     Independent School District
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity
USD     Unified School District

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                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
December 31, 2014 (unaudited)

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (47.0%)

             ALABAMA (0.3%)
$    2,480   Montgomery Medical Clinic Board                     4.50%          3/01/2015         $    2,495
     2,595   Montgomery Medical Clinic Board                     4.50           3/01/2016              2,700
                                                                                                  ----------
                                                                                                       5,195
                                                                                                  ----------
             ARIZONA (0.4%)
     5,365   State (INS)                                         5.00          10/01/2015              5,559
     1,000   Yavapai County IDA                                  5.00           8/01/2019              1,101
     1,105   Yavapai County IDA                                  5.00           8/01/2020              1,228
                                                                                                  ----------
                                                                                                       7,888
                                                                                                  ----------
             CALIFORNIA (3.5%)
       500   Anaheim Public Financing Auth.                      5.00           5/01/2022                585
       250   Anaheim Public Financing Auth.                      5.00           5/01/2024                296
     5,000   Golden State Tobacco Securitization Corp.           5.00           6/01/2015              5,083
     7,000   Golden State Tobacco Securitization Corp.           5.00           6/01/2016              7,391
     3,000   Golden State Tobacco Securitization Corp.           5.00           6/01/2017              3,281
     1,125   Irvine                                              5.00           9/02/2021              1,320
     3,730   Irvine USD Community Facilities District (INS)      5.00           9/01/2015              3,843
     5,885   Irvine USD Community Facilities District (INS)      5.00           9/01/2016              6,295
       500   Los Angeles County                                  5.00           3/01/2021                592
     1,000   Los Angeles County                                  5.00           9/01/2021              1,193
    14,785   Public Works Board                                  5.00          10/01/2015             15,321
     2,000   Public Works Board                                  5.00           4/01/2019              2,308
     2,700   Public Works Board                                  5.00          11/01/2019              3,154
     1,000   Public Works Board                                  5.00           4/01/2020              1,172
     1,500   Public Works Board                                  5.00           4/01/2021              1,782
    15,000   State                                               5.00          10/01/2017             16,740
                                                                                                  ----------
                                                                                                      70,356
                                                                                                  ----------
             COLORADO (0.6%)
     1,000   Denver Health and Hospital Auth.                    5.00          12/01/2015              1,038
     1,475   Denver Health and Hospital Auth.                    5.00          12/01/2016              1,583
     2,000   Health Facilities Auth.                             5.00           6/01/2015              2,035
       110   Health Facilities Auth. (ETM)                       5.00          11/15/2015                115
     1,890   Health Facilities Auth.                             5.00          11/15/2015              1,968
       160   Health Facilities Auth. (ETM)                       5.00          11/15/2016                174
     2,840   Health Facilities Auth.                             5.00          11/15/2016              3,074
     1,550   High Plains Metropolitan District (LOC -
                  Compass Bank)                                  4.38          12/01/2015              1,577
                                                                                                  ----------
                                                                                                      11,564
                                                                                                  ----------
             CONNECTICUT (0.1%)
     2,235   West Haven (INS)                                    5.00           8/01/2020              2,554
                                                                                                  ----------
             DISTRICT OF COLUMBIA (0.1%)
     1,725   Community Academy (INS)                             4.50           5/01/2017              1,661
                                                                                                  ----------

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
PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             FLORIDA (3.5%)
$    4,500   Gulf Breeze                                         3.10%         12/01/2020         $    4,759
     1,385   Higher Educational Facilities Financing Auth.       5.00           4/01/2021              1,571
     1,000   Highlands County Health Facilities                  5.00          11/15/2015              1,042
     3,500   Highlands County Health Facilities                  5.00          11/15/2016              3,791
     1,235   Highlands County Health Facilities                  5.00          11/15/2016              1,338
     1,000   Jacksonville                                        5.00          10/01/2019              1,159
     4,580   Jacksonville                                        5.00          10/01/2020              5,388
     1,720   Lee County IDA                                      3.75          10/01/2017              1,782
     3,165   Lee County IDA                                      4.75          10/01/2022              3,427
     1,775   Miami Beach Health Facilities Auth.                 5.00          11/15/2019              2,011
     1,250   Miami Beach Health Facilities Auth.                 5.00          11/15/2020              1,434
     7,500   Miami-Dade County IDA                               3.75          12/01/2018              8,111
     1,200   Orange County Health Facilities Auth.               5.00          10/01/2016              1,288
     2,000   Palm Beach County School Board (INS)                5.00           8/01/2015              2,057
     3,290   Palm Beach County School Board                      5.50           8/01/2015              3,394
     2,820   Pinellas County Educational Facilities Auth.        4.00          10/01/2020              3,048
     1,325   Southeast Overtown / Park West Community
                  Redevelopment Agency (a)                       5.00           3/01/2020              1,494
     1,000   Southeast Overtown / Park West Community
                  Redevelopment Agency (a)                       5.00           3/01/2023              1,137
    10,000   Sunshine State Governmental Financing
                  Commission                                     5.00           9/01/2017             11,057
     8,975   Sunshine State Governmental Financing
                  Commission                                     5.00           9/01/2018             10,119
                                                                                                  ----------
                                                                                                      69,407
                                                                                                  ----------
             GEORGIA (0.9%)
     3,000   Fulton County Dev. Auth. (ETM)                      4.00          11/15/2016              3,199
     3,000   Municipal Electric Auth.                            5.00           1/01/2016              3,145
     3,415   Private Colleges and Univ. Auth.                    5.00          10/01/2018              3,822
     1,265   Private Colleges and Univ. Auth.                    5.00          10/01/2019              1,429
     1,255   Private Colleges and Univ. Auth.                    5.00          10/01/2019              1,418
     3,770   Private Colleges and Univ. Auth.                    5.00          10/01/2020              4,291
                                                                                                  ----------
                                                                                                      17,304
                                                                                                  ----------
             GUAM (0.2%)
       860   Government Waterworks Auth.                         5.00           7/01/2020                970
     1,000   Power Auth.                                         5.00          10/01/2019              1,155
     1,500   Power Auth.                                         5.00          10/01/2020              1,758
                                                                                                  ----------
                                                                                                       3,883
                                                                                                  ----------
             ILLINOIS (4.3%)
    20,000   Chicago (INS)                                       3.18 (b)       1/01/2018             18,903
     7,140   Finance Auth.                                       4.50           2/15/2016              7,372
     3,720   Finance Auth.                                       5.25           5/01/2016              3,898
     5,940   Finance Auth.                                       4.50           2/15/2017              6,253
     1,000   Finance Auth.                                       5.00           7/01/2018              1,096
     2,410   Finance Auth.                                       5.00           8/15/2018              2,714
    14,360   Finance Auth.                                       5.00           2/15/2019             15,556
     1,000   Finance Auth.                                       5.00           7/01/2019              1,110
     1,420   Finance Auth.                                       5.00           7/01/2020              1,592
       425   Housing Dev. Auth.                                  4.20           7/01/2015                431
       230   Housing Dev. Auth.                                  4.30           1/01/2016                236
       140   Housing Dev. Auth.                                  4.35           1/01/2016                144
     5,000   Railsplitter Tobacco Settlement Auth.               5.00           6/01/2016              5,294
     6,500   Railsplitter Tobacco Settlement Auth.               5.00           6/01/2018              7,262
     4,160   Railsplitter Tobacco Settlement Auth.               5.25           6/01/2020              4,846
     1,090   Railsplitter Tobacco Settlement Auth.               5.25           6/01/2021              1,288
     3,000   State (INS)                                         5.00           1/01/2016              3,130

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$     5,000  State                                               4.50%          6/15/2016         $    5,298
                                                                                                  ----------
                                                                                                      86,423
                                                                                                  ----------
             INDIANA (2.9%)
     10,000  Finance Auth.                                       4.90           1/01/2016             10,445
     10,000  Finance Auth.                                       2.20           2/01/2016             10,024
      5,000  Finance Auth.                                       2.95          10/01/2022              5,158
     20,000  Jasper County (INS) (c)                             5.60          11/01/2016             21,421
     10,000  Whiting Environmental Facilities                    5.00           7/01/2017             10,965
                                                                                                  ----------
                                                                                                      58,013
                                                                                                  ----------
             KANSAS (0.1%)
     2,000   La Cygne (INS)                                      4.05           3/01/2015              2,013
                                                                                                  ----------
             LOUISIANA (0.5%)
     1,500   Office Facilities Corp.                             5.00           3/01/2016              1,578
     3,455   Public Facilities Auth.                             2.88          11/01/2015              3,524
     5,000   Tobacco Settlement Financing Corp.                  5.00           5/15/2022              5,791
                                                                                                  ----------
                                                                                                      10,893
                                                                                                  ----------
             MASSACHUSETTS (0.3%)
       600   Dev. Finance Agency                                 5.00           1/01/2015                600
       630   Dev. Finance Agency                                 5.00           1/01/2016                653
       835   Dev. Finance Agency                                 5.00           1/01/2017                891
     1,065   Dev. Finance Agency                                 5.00           1/01/2018              1,163
     1,395   Dev. Finance Agency                                 5.00           1/01/2019              1,547
     2,015   Health and Educational Facilities Auth.             5.00           7/01/2016              2,115
                                                                                                  ----------
                                                                                                       6,969
                                                                                                  ----------
             MICHIGAN (0.3%)
     2,165   Grand Traverse County Hospital Finance Auth.        5.00           7/01/2018              2,442
     2,625   Grand Traverse County Hospital Finance Auth.        5.00           7/01/2019              3,021
     1,000   Hospital Finance Auth.                              5.00          11/15/2015              1,033
                                                                                                  ----------
                                                                                                       6,496
                                                                                                  ----------
             MINNESOTA (0.2%)
     1,335   Agricultural and Economic Dev. Board (INS)          5.00           2/15/2015              1,342
       565   Agricultural and Economic Dev. Board (INS)          5.00           2/15/2016                592
     1,000   Higher Education Facilities Auth.                   4.00           4/01/2015              1,010
       250   St. Paul Housing and Redevelopment Auth.            5.00           5/15/2015                254
       300   St. Paul Housing and Redevelopment Auth.            5.00           5/15/2016                316
       325   St. Paul Housing and Redevelopment Auth.            5.25           5/15/2017                352
                                                                                                  ----------
                                                                                                       3,866
                                                                                                  ----------
             MISSISSIPPI (0.2%)
     1,000   Hospital Equipment and Facilities Auth.             5.00           8/15/2015              1,026
     2,000   Hospital Equipment and Facilities Auth.             5.00           8/15/2016              2,128
                                                                                                  ----------
                                                                                                       3,154
                                                                                                  ----------
             MISSOURI (0.2%)
     1,000   Cape Girardeau County IDA                           5.00           6/01/2017              1,061
     1,055   Joint Municipal Electric Utility Commission (INS)   5.00           1/01/2015              1,055
     2,475   Riverside IDA (INS)                                 4.50           5/01/2016              2,553
                                                                                                  ----------
                                                                                                       4,669
                                                                                                  ----------
             NEW JERSEY (7.8%)
     6,000   Asbury Park                                         1.25           6/19/2015              6,006
     6,400   Atlantic City                                       1.75           2/03/2015              6,403

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
PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$    2,100   Barnegat Township                                   1.00%         12/17/2015         $    2,110
     5,324   Belleville Township                                 1.00           5/29/2015              5,332
     1,124   Brigantine                                          1.25          12/09/2015              1,131
     1,998   Brigantine                                          1.25          12/09/2015              2,010
     1,000   Casino Reinvestment Dev. Auth. (INS)                5.00          11/01/2024              1,147
    10,000   EDA                                                 5.25           9/01/2019             11,394
     5,000   EDA                                                 5.00           6/15/2020              5,639
     7,000   EDA                                                 5.00           6/15/2021              7,957
    10,815   Educational Facilities Auth.                        5.00           6/15/2022             12,368
     5,055   Health Care Facilities Financing Auth.              4.00          11/15/2016              5,354
     2,000   Health Care Facilities Financing Auth.              5.00           7/01/2018              2,249
     2,000   Health Care Facilities Financing Auth.              5.00           7/01/2019              2,292
     2,000   Health Care Facilities Financing Auth.              5.00           7/01/2020              2,321
    15,000   Kearny Board of Education                           1.38          10/09/2015             15,040
     2,250   Margate City                                        1.25          12/17/2015              2,264
     7,000   Newark                                              1.75           6/24/2015              7,026
     2,500   Newark                                              1.75          12/08/2015              2,519
    12,151   North Plainfield                                    1.00           6/08/2015             12,166
     1,412   Seaside Heights                                     1.25          12/17/2015              1,422
     3,060   Seaside Park                                        1.50           6/10/2015              3,072
     3,634   Seaside Park                                        1.50          12/09/2015              3,662
    15,000   Transportation Trust Fund Auth. (PRE)(c)            5.25          12/15/2017             15,721
     5,000   Transportation Trust Fund Auth. (INS)               5.25          12/15/2020              5,827
     3,160   Transportation Trust Fund Auth.                     5.50          12/15/2020              3,726
     8,048   Wall Township                                       1.00           7/02/2015              8,061
     1,993   West Deptford Township                              1.25           4/17/2015              1,993
                                                                                                  ----------
                                                                                                     156,212
                                                                                                  ----------
              NEW MEXICO (0.0%)
       460    Sandoval County (ETM)                              4.00           6/01/2015                467
                                                                                                  ----------
              NEW YORK (11.2%)
     4,480    Albany IDA                                         5.00          11/15/2015              4,658
     9,218    Amsterdam                                          2.38           8/06/2015              9,237
     5,000    Dormitory Auth.                                    5.20           2/15/2015              5,021
     3,145    Dormitory Auth.                                    5.00           7/01/2015              3,221
     4,095    Dormitory Auth.                                    5.00           7/01/2015              4,195
     2,000    Dormitory Auth.                                    4.00           8/15/2015              2,047
       720    Dormitory Auth. (ETM)                              4.00           2/15/2016                745
     3,295    Dormitory Auth.                                    5.00           7/01/2016              3,514
     2,000    Dormitory Auth.                                    5.00           7/01/2016              2,091
     2,410    East Bloomfield Fire District                      1.50           8/12/2015              2,417
     2,000    Environmental Facilities Corp.                     2.75           7/01/2017              2,108
     2,596    Fishkill                                           1.50           7/15/2015              2,602
     4,674    Glen Cove                                          1.50           4/10/2015              4,679
     6,782    Glen Cove                                          1.50           9/30/2015              6,782
     3,517    Glen Cove (d)                                      1.25           1/07/2016              3,522
     1,500    Lockport City (a)                                  3.38          10/27/2015              1,503
     2,250    Long Beach                                         2.25           2/18/2015              2,252
     2,075    Long Beach                                         1.50           9/18/2015              2,079
     1,735    Long Beach                                         1.50           9/18/2015              1,742
     5,170    Monroe County                                      5.00           6/01/2020              5,913
    20,000    New York City (c)                                  5.00           8/01/2016             21,438
     7,500    Oyster Bay                                         1.00           2/06/2015              7,500
     5,511    Poughkeepsie City                                  1.50           7/14/2015              5,519
     8,000    Rockland County                                    2.00           3/17/2015              8,020
    10,000    Rockland County                                    1.25           8/12/2015             10,020
       500    Rockland County                                    4.00          12/15/2015                514
     1,345    Rockland County                                    3.50          10/01/2016              1,388
       550    Rockland County                                    5.00          12/15/2016                585
     1,410    Rockland County                                    3.50          10/01/2017              1,461
       550    Rockland County                                    5.00          12/15/2017                594
     1,475    Rockland County                                    3.50          10/01/2018              1,535

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$      550   Rockland County                                     5.00%         12/15/2018         $      603
     1,520   Rockland County                                     3.50          10/01/2019              1,588
     1,575   Rockland County                                     3.50          10/01/2020              1,631
     2,500   Rockland County (INS)                               5.00           3/01/2023              2,983
     1,600   Rockland County (INS)                               5.00           3/01/2024              1,920
     6,385   Solvay                                              2.00           2/05/2015              6,391
     1,550   Suffern                                             2.50           7/15/2015              1,561
     2,500   Suffolk County EDC                                  5.00           7/01/2019              2,866
     2,640   Suffolk County EDC                                  5.00           7/01/2020              3,071
     2,500   Tobacco Settlement Financing Corp.                  5.00           6/01/2020              2,549
    34,265   Utica City School District                          1.00           7/23/2015             34,332
     2,100   Utica City School District                          1.25          12/11/2015              2,100
     3,109   Village of Delhi                                    1.75           1/09/2015              3,110
     3,000   Westchester County Health Care Corp.                5.00          11/01/2015              3,109
     5,045   Westmere Fire District                              2.00           2/19/2015              5,052
    10,000   Wyandanch Union Free School District                1.25           6/26/2015             10,013
     3,930   Yonkers                                             5.00          10/01/2017              4,291
     7,310   Yonkers                                             5.00          10/01/2018              8,118
                                                                                                  ----------
                                                                                                     224,190
                                                                                                  ----------
             NORTH CAROLINA (0.4%)
     2,000   Eastern Municipal Power Agency                      5.00           1/01/2016              2,094
     2,100   Medical Care Commission                             4.38           7/01/2017              2,208
     3,855   Medical Care Commission                             5.00           7/01/2018              4,335
                                                                                                  ----------
                                                                                                       8,637
                                                                                                  ----------
             OHIO (0.7%)
     4,515   American Municipal Power, Inc.                      5.00           2/15/2017              4,911
     4,500   Buckeye Tobacco Settlement Financing Auth.          5.00           6/01/2015              4,569
     1,530   Hancock County                                      4.00          12/01/2016              1,607
     1,875   Hancock County                                      4.25          12/01/2017              2,009
                                                                                                  ----------
                                                                                                      13,096
                                                                                                  ----------
             OKLAHOMA (0.0%)
       300   Cherokee Nation (INS) (a)                           4.30          12/01/2016                313
                                                                                                  ----------
             PENNSYLVANIA (2.8%)
    12,250   Allegheny County Hospital Dev. Auth.                5.00           5/15/2016             13,010
     1,000   Bethlehem Auth. (INS)                               5.00          11/15/2020              1,155
     1,000   Chester County IDA                                  3.75          10/01/2024              1,012
     7,975   Coatesville School District                         3.46 (b)       8/15/2018              7,265
     1,165   Coatesville School District                         3.86 (b)       8/15/2019              1,023
     5,305   Coatesville School District                         4.13 (b)       8/15/2020              4,471
     1,980   Cumberland County Municipal Auth.                   3.25          12/01/2022              1,973
     3,740   Higher Educational Facilities Auth.                 5.00           5/15/2016              3,969
       600   Higher Educational Facilities Auth.                 5.00           7/15/2020                686
     1,090   Higher Educational Facilities Auth.                 5.00           7/15/2021              1,249
     1,500   Montgomery County IDA                               5.00          11/15/2016              1,598
     2,000   Montgomery County IDA                               5.00          11/15/2017              2,116
     1,065   Neumann Univ.                                       4.00          10/01/2015              1,086
     1,110   Neumann Univ.                                       4.00          10/01/2016              1,152
     1,155   Neumann Univ.                                       5.00          10/01/2017              1,239
     1,195   Neumann Univ.                                       5.00          10/01/2018              1,298
     5,175   St. Mary Hospital Auth.                             4.00          11/15/2016              5,503
     5,170   St. Mary Hospital Auth.                             4.00          11/15/2016              5,498
                                                                                                  ----------
                                                                                                      55,303
                                                                                                  ----------
             PUERTO RICO (0.9%)
    14,000   Government Dev. Bank (INS)                          4.75          12/01/2015             14,050

================================================================================

7  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$    2,000   Industrial, Tourist, Educational, Medical and
                  Environmental Control Facilities Financing
                  Auth.                                          5.00%          4/01/2017         $    2,001
     1,000   Industrial, Tourist, Educational, Medical and
                  Environmental Control Facilities Financing
                  Auth.                                          5.00           4/01/2019                981
       700   Industrial, Tourist, Educational, Medical and
                  Environmental Control Facilities Financing
                  Auth.                                          4.00           4/01/2020                645
                                                                                                  ----------
                                                                                                      17,677
                                                                                                  ----------
             SOUTH CAROLINA (0.7%)
     1,485   Association of Governmental Organizations
                  Educational Facilities Corp. (INS)             4.00          12/01/2016              1,562
     3,950   Piedmont Municipal Power Agency                     5.00           1/01/2015              3,950
     7,715   Piedmont Municipal Power Agency                     5.00           1/01/2016              8,073
                                                                                                  ----------
                                                                                                      13,585
                                                                                                  ----------
             TEXAS (2.6%)
     5,170   Brazos River Auth.                                  4.90          10/01/2015              5,333
     3,000   Dallas Fort Worth International Airport             5.00          11/01/2016              3,243
       700   Decatur Hospital Auth.                              5.00           9/01/2021                790
       780   Decatur Hospital Auth.                              5.00           9/01/2024                864
     1,335   Gregg County Health Facilities Dev. Corp.           5.00          10/01/2015              1,351
     2,105   Gregg County Health Facilities Dev. Corp.           5.00          10/01/2016              2,149
     6,035   Harris County Cultural Education Facilities
                  (ETM)                                          5.00           2/15/2015              6,071
     4,500   Harris County Cultural Education Facilities
                  (ETM)                                          5.00           2/15/2016              4,736
     3,000   Karnes County Hospital District                     5.00           2/01/2024              3,322
       390   Midlothian Dev. Auth. (INS)                         5.00          11/15/2015                399
     7,175   Red River Auth.                                     4.45           6/01/2020              7,773
     1,000   San Leanna Education Facilities Corp.               5.00           6/01/2015              1,017
     1,585   San Leanna Education Facilities Corp.               5.00           6/01/2017              1,708
     1,470   Tarrant County Cultural Education Facilities
                  Finance Corp.                                  5.00           5/15/2015              1,485
     1,250   Tarrant County Cultural Education Facilities
                  Finance Corp.                                  5.75          11/15/2015              1,299
     1,000   Tarrant County Cultural Education Facilities
                  Finance Corp.                                  5.00          11/15/2017              1,074
     3,360   Tyler Health Facilities Dev. Corp.                  5.00          11/01/2015              3,475
     6,155   Tyler Health Facilities Dev. Corp.                  5.25          11/01/2016              6,609
                                                                                                  ----------
                                                                                                      52,698
                                                                                                  ----------
             U.S. VIRGIN ISLANDS (0.2%)
     2,250   Water and Power Auth.                               4.75           7/01/2015              2,267
     2,700   Water and Power Auth.                               4.75           7/01/2016              2,750
                                                                                                  ----------
                                                                                                       5,017
                                                                                                  ----------
             VIRGINIA (0.5%)
     3,200   Housing Dev. Auth.                                  3.05           3/01/2018              3,386
     3,200   Housing Dev. Auth.                                  3.05           9/01/2018              3,401
     3,506   Marquis Community Dev. Auth., acquired
                  3/01/2012; cost $2,736 (e),(f)                 5.10           9/01/2036              3,191
     5,111   Marquis Community Dev. Auth., acquired
                  3/01/2012; cost $444 (e),(f)                   5.63 (b)       9/01/2041                730
                                                                                                  ----------
                                                                                                      10,708
                                                                                                  ----------
             WEST VIRGINIA (0.5%)
    10,000   EDA                                                 3.25           5/01/2019             10,436
                                                                                                  ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             WISCONSIN (0.1%)
$    1,200   Health and Educational Facilities Auth.             5.00%          8/15/2021         $    1,394
                                                                                                  ----------
             Total Fixed-Rate Instruments (cost: $912,042)                                           942,041
                                                                                                  ----------
             PUT BONDS (26.6%)

             ALABAMA (0.2%)
     5,000   Mobile IDB                                          5.00           6/01/2034              5,047
                                                                                                  ----------
             ARIZONA (3.1%)
    16,000   Health Facilities Auth.                             1.89 (g)       2/01/2048             16,469
    25,000   Health Facilities Auth.                             1.89 (g)       2/01/2048             25,603
    20,400   Maricopa County Pollution Control Corp.             4.00           6/01/2043             20,627
                                                                                                  ----------
                                                                                                      62,699
                                                                                                  ----------
             CALIFORNIA (3.2%)
     5,000   Bay Area Toll Auth.                                 0.96 (g)       4/01/2045              5,062
    15,000   Bay Area Toll Auth.                                 0.74 (g)       4/01/2047             15,049
     4,000   Contra Costa Transportation Auth.                   0.47 (g)       3/01/2034              4,003
    15,000   Foothill-Eastern Transportation Corridor Agency     5.00           1/15/2053             16,734
     8,445   Hemet USD                                           0.69 (g)      10/01/2036              8,445
     6,000   Pollution Control Financing Auth. (a)               0.30           8/01/2024              6,000
     4,000   Twin Rivers USD (INS)                               3.20           6/01/2027              4,004
     4,000   Twin Rivers USD (INS)                               3.20           6/01/2035              4,004
                                                                                                  ----------
                                                                                                      63,301
                                                                                                  ----------
             COLORADO (1.2%)
    10,500   E-470 Public Highway Auth.                          1.22 (g)       9/01/2039             10,510
     3,000   E-470 Public Highway Auth.                          1.79 (g)       9/01/2039              3,020
    10,500   Health Facilities Auth.                             4.00          10/01/2040             10,835
                                                                                                  ----------
                                                                                                      24,365
                                                                                                  ----------
             FLORIDA (0.7%)
     5,000   Miami-Dade County IDA                               4.00          10/01/2018              5,047
     6,000   Miami-Dade County School Board                      5.00           5/01/2032              6,344
     2,500   Palm Beach County School Board                      5.00           8/01/2032              2,675
                                                                                                  ----------
                                                                                                      14,066
                                                                                                  ----------
             GEORGIA (0.8%)
    10,000   Appling County Dev. Auth                            2.40           1/01/2038             10,019
     5,000   Monroe County Dev. Auth.                            2.00           9/01/2037              5,076
                                                                                                  ----------
                                                                                                      15,095
                                                                                                  ----------
             ILLINOIS (0.9%)
    15,000   Chicago Board of Education                          0.87 (g)       3/01/2036             14,577
     1,250   Educational Facilities Auth.                        4.13           3/01/2030              1,293
     2,500   Educational Facilities Auth.                        3.40          11/01/2036              2,600
                                                                                                  ----------
                                                                                                      18,470
                                                                                                  ----------
             INDIANA (0.2%)
     5,000   Finance Auth.                                       0.30 (g)       5/01/2028              5,000
                                                                                                  ----------
             KENTUCKY (0.2%)
     5,000   Economic Dev. Finance Auth.                         0.30 (g)       4/01/2031              5,000
                                                                                                  ----------

================================================================================

9  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             LOUISIANA (0.7%)
$   10,000   De Soto Parish                                      3.25%          1/01/2019         $   10,000
     4,000   St. Charles Parish                                  4.00          12/01/2040              4,355
                                                                                                  ----------
                                                                                                      14,355
                                                                                                  ----------
             MASSACHUSETTS (0.4%)
     8,000   Dev. Finance Agency                                 0.62 (g)      10/01/2040              8,005
                                                                                                  ----------
             NEW JERSEY (1.8%)
     5,000   EDA (PRE)                                           5.00           9/01/2029              5,162
    20,000   Transportation Trust Fund Auth.                     1.24 (g)       6/15/2034             20,012
    10,000   Turnpike Auth.                                      0.72 (g)       1/01/2024             10,071
                                                                                                  ----------
                                                                                                      35,245
                                                                                                  ----------
             NEW MEXICO (0.6%)
    11,600   Farmington                                          2.88           4/01/2029             11,669
                                                                                                  ----------
             NEW YORK (1.7%)
     9,830   MTA                                                 0.94 (g)      11/01/2030              9,969
    12,000   MTA                                                 0.62 (g)      11/01/2031             12,000
    12,000   New York City                                       0.62 (g)       8/01/2027             11,968
                                                                                                  ----------
                                                                                                      33,937
                                                                                                  ----------
             NORTH CAROLINA (0.5%)
    10,000   Capital Facilities Finance Agency                   0.30 (g)       7/01/2034             10,000
                                                                                                  ----------
             OHIO (1.7%)
     9,000   Air Quality Dev. Auth.                              2.25           8/01/2029              9,099
     5,500   State                                               0.30 (g)      11/01/2035              5,500
    10,000   Water Dev. Auth.                                    4.00           6/01/2033             10,637
     9,405   Water Dev. Auth.                                    3.38           7/01/2033              9,502
                                                                                                  ----------
                                                                                                      34,738
                                                                                                  ----------
             PENNSYLVANIA (4.2%)
    10,000   Beaver County IDA                                   4.75           8/01/2020             10,841
     7,000   Beaver County IDA                                   2.20           1/01/2035              7,086
     5,100   Beaver County IDA                                   2.70           4/01/2035              5,162
     7,575   Berks County Municipal Auth.                        1.54 (g)      11/01/2039              7,769
     2,000   Economic Dev. Financing Auth.                       1.75          12/01/2033              2,023
     3,000   Economic Dev. Financing Auth.                       3.00          12/01/2038              3,038
    17,500   Economic Dev. Financing Auth.                       3.00          12/01/2038             17,723
     2,000   Economic Dev. Financing Auth.                       3.38          12/01/2040              2,015
     7,000   Geisinger Auth.                                     1.18 (g)       6/01/2028              7,046
     7,000   Northampton County General Purpose Auth.            1.44 (g)       8/15/2043              6,937
    15,015   Scranton School District                            1.12 (g)       4/01/2031             15,025
                                                                                                  ----------
                                                                                                      84,665
                                                                                                  ----------
             TEXAS (3.3%)
    10,000   Harris County Cultural Education Facilities
                  Finance Corp.                                  1.09 (g)      11/15/2045             10,017
    15,000   Mission EDC                                         0.30           1/01/2020             15,000
     4,000   North Texas Tollway Auth.                           0.71           1/01/2038              4,005
    12,000   North Texas Tollway Auth. (PRE)                     5.75           1/01/2038             12,659
     4,000   North Texas Tollway Auth.                           0.84 (g)       1/01/2050              4,001
    10,000   Northside ISD (NBGA)                                2.13           8/01/2040             10,003
     5,000   San Antonio                                         0.72 (g)       5/01/2043              5,030

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$    5,000   Transportation Commission                           1.25%          8/15/2042         $    5,005
                                                                                                  ----------
                                                                                                      65,720
                                                                                                  ----------
             WEST VIRGINIA (0.4%)
     5,000   EDA                                                 3.13           3/01/2043              5,031
     3,000   Mason County                                        1.63          10/01/2022              3,003
                                                                                                  ----------
                                                                                                       8,034
                                                                                                  ----------
             WISCONSIN (0.8%)
    14,350   Health and Educational Facilities Auth.             5.13           8/15/2027             15,389
                                                                                                  ----------
             Total Put Bonds (cost: $526,630)                                                        534,800
                                                                                                  ----------
             ADJUSTABLE-RATE NOTES (1.8%)

             NEW JERSEY (0.6%)
    11,000   EDA                                                 0.77           2/01/2017             11,016
                                                                                                  ----------
             NEW YORK (0.1%)
     2,000   New York City                                       0.59           8/01/2025              1,998
                                                                                                  ----------
             PENNSYLVANIA (0.9%)
     6,000   Turnpike Commission                                 1.19          12/01/2019              6,137
     6,000   Turnpike Commission                                 1.31          12/01/2020              6,142
     6,500   Turnpike Commission                                 1.02          12/01/2021              6,521
                                                                                                  ----------
                                                                                                      18,800
                                                                                                  ----------
             TEXAS (0.2%)
     1,750   Harris County Cultural Education Facilities
                  Finance Corp.                                  0.64           6/01/2018              1,751
     2,250   Harris County Cultural Education Facilities
                  Finance Corp.                                  0.74           6/01/2019              2,252
                                                                                                  ----------
                                                                                                       4,003
                                                                                                  ----------
             Total Adjustable-Rate Notes (cost: $35,500)                                              35,817
                                                                                                  ----------
             VARIABLE-RATE DEMAND NOTES (24.5%)

             ARIZONA (0.5%)
    10,400   Verrado Western Overlay Community Facilities
                  District (LOC - Compass Bank)                  0.45           7/01/2029             10,400
                                                                                                  ----------
             CALIFORNIA (5.5%)
    15,850   Golden State Tobacco Securitization Corp. (INS)
                   (LIQ) (a)                                     0.44           6/01/2045             15,850
     8,465   Hacienda La Puente USD (LIQ) (LOC - Dexia
                   Credit Local) (a)                             0.19           8/01/2024              8,465
     9,370   Inglewood USD (LIQ) (LOC - Dexia Credit Local)
                   (a)                                           0.28          10/15/2023              9,370
    11,705   State (LIQ) (LOC - Dexia Credit Local) (a)          0.24           8/01/2027             11,705
    17,850   State (LIQ) (LOC - Dexia Credit Local) (a)          0.24           8/01/2027             17,850
     1,300   Statewide Communities Dev. Auth. (LIQ)
                   (LOC - Citibank, N.A.) (a)                    0.54          12/14/2016              1,300
    34,510   Statewide Communities Dev. Auth. (LIQ)
                   (LOC - Citibank, N.A.) (a)                    0.54           9/06/2035             34,510
    11,445   Victorville Joint Powers Financing Auth.
                   (LOC - BNP Paribas)                           1.04           5/01/2040             11,445
                                                                                                  ----------
                                                                                                     110,495
                                                                                                  ----------

================================================================================

11  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             COLORADO (0.4%)
$    8,820   Arista Metropolitan District (LOC - Compass
                  Bank)                                          0.45%         12/01/2030         $    8,820
                                                                                                  ----------
             CONNECTICUT (0.8%)
    10,000   State (h)                                           0.32           1/01/2017             10,000
     5,000   State (h)                                           0.32           1/01/2018              5,000
                                                                                                  ----------
                                                                                                      15,000
                                                                                                  ----------
             FLORIDA (0.5%)
    10,000   Miami-Dade County School Board (INS) (LIQ)
                  (a)                                            0.29           5/01/2016             10,000
                                                                                                  ----------
             GEORGIA (0.5%)
    10,550   Atlanta (INS) (LIQ) (a)                             0.34          11/01/2043             10,550
                                                                                                  ----------
             IDAHO (0.7%)
    13,555   Housing and Finance Association (h)                 0.29           1/01/2038             13,555
                                                                                                  ----------
             KENTUCKY (0.5%)
    10,000   Economic Dev. Finance Auth. (INS) (LIQ) (a)         0.29           6/01/2016             10,000
                                                                                                  ----------
             LOUISIANA (2.3%)
    31,000   St. James Parish                                    0.20          11/01/2040             31,000
    14,900   St. James Parish                                    0.22          11/01/2040             14,900
                                                                                                  ----------
                                                                                                      45,900
                                                                                                  ----------
             NEW JERSEY (4.0%)
    27,770   EDA (LIQ) (LOC - Dexia Credit Local) (a)            0.23           9/01/2022             27,770
    10,485   EDA (LIQ) (LOC - Dexia Credit Local) (a)            0.23           9/01/2025             10,485
     2,450   EDA (LOC - Valley National Bank)                    0.34           3/01/2031              2,450
     9,105   EDA (LOC - Valley National Bank)                    0.33          11/01/2040              9,105
    12,005   EDA (LOC - Valley National Bank)                    0.33          11/01/2040             12,005
    19,140   Educational Facilities Auth. (LOC - RBS
                  Citizens, N.A.)                                0.25           7/01/2036             19,140
                                                                                                  ----------
                                                                                                      80,955
                                                                                                  ----------
             NEW YORK (0.5%)
     5,285   East Rochester Housing Auth. (LOC - RBS
                  Citizens, N.A.)                                0.22          12/01/2036              5,285
     4,395   Monroe County IDA (LOC - RBS Citizens, N.A.)        0.22           7/01/2027              4,395
                                                                                                  ----------
                                                                                                       9,680
                                                                                                  ----------
             OHIO (0.3%)
     5,500   State (h)                                           0.39           1/15/2045              5,500
                                                                                                  ----------
             PENNSYLVANIA (3.3%)
    25,350   Delaware Valley Regional Finance Auth.
                  (LOC - Bayerische Landesbank)                  0.22           6/01/2042             25,350
    12,535   Emmaus General Auth. (INS) (LIQ)                    0.17          12/01/2028             12,535
    28,715   Luzerne County (INS) (LIQ)                          0.65          11/15/2026             28,715
                                                                                                  ----------
                                                                                                      66,600
                                                                                                  ----------
             RHODE ISLAND (0.6%)
     6,010   EDC (LOC - RBS Citizens, N.A.)                      0.35          10/01/2034              6,010

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$    6,710   Health and Educational Building Corp. (LOC -
                  RBS Citizens, N.A.)                            0.30%         12/01/2036         $    6,710
                                                                                                  ----------
                                                                                                      12,720
                                                                                                  ----------
             TEXAS (3.3%)
     8,600   Port of Port Arthur Navigation District             0.20          12/01/2039              8,600
    13,500   Port of Port Arthur Navigation District             0.20          12/01/2039             13,500
    28,200   Port of Port Arthur Navigation District             0.20          11/01/2040             28,200
     3,935   Weslaco Health Facilities Dev. Corp.
                  (LOC - Compass Bank)                           0.33           6/01/2031              3,935
    11,765   Weslaco Health Facilities Dev. Corp.
                  (LOC - Compass Bank)                           0.33           6/01/2038             11,765
                                                                                                  ----------
                                                                                                      66,000
                                                                                                  ----------
             WYOMING (0.8%)
    15,000   Gillette                                            0.22           1/01/2018             15,000
                                                                                                  ----------
             Total Variable-Rate Demand Notes (cost: $491,175)                                       491,175
                                                                                                  ----------

             TOTAL INVESTMENTS (cost: $1,965,347)                                                 $2,003,833
                                                                                                  ==========
($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                               TOTAL
-----------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                 $          --     $    942,041    $         --     $   942,041
Put Bonds                                         --          534,800              --         534,800
Adjustable-Rate Notes                             --           35,817              --          35,817
Variable-Rate Demand Notes                        --          491,175              --         491,175
-----------------------------------------------------------------------------------------------------
Total                                  $          --     $  2,003,833    $         --     $ 2,003,833
-----------------------------------------------------------------------------------------------------

For the period of April 1, 2014, through December 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Tax Exempt Short-Term Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
December 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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14  | USAA Tax Exempt Short-Term Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments, put bonds, and adjustable-rate notes which are valued based on methods discussed in Note A1 and variable-rate demand notes which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

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15  | USAA Tax Exempt Short-Term Fund

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2014, were $39,320,000 and $834,000, respectively, resulting in net unrealized appreciation of $38,486,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,005,551,000 at December 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) At December 31, 2014, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(d) At December 31, 2014, the aggregate market value of securities purchased on a when-issued basis was $3,522,000.
(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2014, was $3,921,000, which represented 0.2% of the Fund's net assets.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2014.
(h) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

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                                         Notes to Portfolio of Investments |  16




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    02/24/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    02/26/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/26/2015
         ------------------------------